ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 728,934	$ 114,386	¥ 355,224
Short-term investments	2,774,000	435,301	7,331,268
Prepaid expenses and other current assets	250,068	39,241	722,682
Total current assets	3,936,786	617,768	8,457,248
Long-term investments	0	0	530,729
TOTAL ASSETS	5,024,666	788,481	10,685,792
Accrued expenses and other current liabilities	693,265	108,789	1,315,502
Total current liabilities	1,760,268	276,225	4,197,392
TOTAL LIABILITIES	2,143,724	336,398	4,955,937
Treasury stock, at cost	0	0	(139,572)
Additional paid-in capital	7,793,234	1,222,928	7,595,049
Accumulated other comprehensive loss	(143,111)	(22,457)	(59,905)
Statutory reserves	40,380	6,337	40,380
Accumulated deficit	(4,809,675)	(754,743)	(1,706,210)
TOTAL SHAREHOLDERS' EQUITY	2,880,942	452,083	5,729,855		¥ 1,557,355	¥ (492,539)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,024,666	788,481	10,685,792
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	66	10	65
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	48	8	48
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	11,260	1,767	8,430	$ 1,323	¥ 61,635	¥ 166
Short-term investments	885,420	138,942	5,983,518
Prepaid expenses and other current assets	463	73	10,627
Amounts due from subsidiaries and VIEs	5,777,602	906,632	318,205
Total current assets	6,674,745	1,047,414	6,320,780
Long-term investments	0	0	525,373
TOTAL ASSETS	6,674,745	1,047,414	6,846,153
Accrued expenses and other current liabilities	5,184	814	8,803
Amounts due to subsidiaries and VIEs	108,120	16,966	100,038
Total current liabilities	113,304	17,780	108,841
Deficit of investments in subsidiaries and VIEs	3,680,499	577,551	1,007,457
TOTAL LIABILITIES	3,793,803	595,331	1,116,298
Treasury stock, at cost	0	0	(139,572)
Additional paid-in capital	7,793,234	1,222,928	7,595,049
Accumulated other comprehensive loss	(143,111)	(22,457)	(59,905)
Statutory reserves	40,380	6,337	40,380
Accumulated deficit	(4,809,675)	(754,743)	(1,706,210)
TOTAL SHAREHOLDERS' EQUITY	2,880,942	452,083	5,729,855
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,674,745	1,047,414	6,846,153
Parent [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	66	10	65
Parent [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	¥ 48	$ 8	¥ 48